Summary of significant accounting policies - Narrative (Details) ¥ in Thousands, kr in Thousands, $ in Thousands		1 Months Ended		6 Months Ended
	Jan. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 SEK (kr)	Jun. 30, 2024 CNY (¥) ¥ / $	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	May 31, 2024
Investments in and Advances to Affiliates, Activity [Line Items]
Net loss				¥ (610,321)	$ (83,983)	¥ (405,867)
Net cash used in operating activities				416,811	$ 57,355	¥ 960,437
Current liabilities in excess of current assets				¥ (1,604,975)
Conversion rate for translation of amounts (in RMB/USD) | ¥ / $				7.2672
Minimum | Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Equity interest (as a percent)	49.17%						49.00%
Maximum | Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Equity interest (as a percent)	62.27%
Hubei ECARX | Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Equity interest percentage	13.10%
Amount of cash consideration	¥ 46,306
Hubei ECARX | Forecast
Investments in and Advances to Affiliates, Activity [Line Items]
Payments to acquire interest in subsidiaries		¥ 10,854	kr 16,111